As filed with the Securities and Exchange Commission on April 28, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2017

Date of reporting period:  February 28, 2017

Item 1. Schedules of Investments.

WBI Tactical BA Fund
Schedule of Investments
February 28, 2017 (Unaudited)

Shares	COMMON STOCKS - 57.45%	Value
	Advertising Agencies - 3.16%
10,216	Omnicom Group, Inc.	$869,382
	Chemical Manufacturing - 3.69%
5,777	AbbVie, Inc.	357,250
8,381	E. I. du Pont de Nemours & Co.	658,244
		1,015,494
	Commercial Banking - 2.38%
15,970	Renasant Corp.	655,409
	Computer and Electronic Product Manufacturing - 1.82%
16,105	HP, Inc.	279,744
1,225	International Business Machines Corp.	220,279
		500,023
	Credit Intermediation and Related Activities - 5.91%
8,267	Glacier Bancorp, Inc.	305,218
59,918	Huntington Bancshares, Inc.	847,240
11,499	KB Financial Group, Inc. - ADR	470,539
		1,622,997
	Electrical Equipment, Appliance, and Component Manufacturing - 1.60%
15,935	Corning, Inc.	439,965
	Fabricated Metal Product Manufacturing - 1.92%
4,896	LCI Industries	527,299
	Insurance Carriers and Related Activities - 8.00%
8,394	Aflac, Inc.	607,306
7,719	Arthur J. Gallagher & Co.	439,597
8,335	Chubb Ltd. (a)	1,151,647
		2,198,550
	Merchant Wholesalers, Durable Goods - 2.96%
5,490	Watsco, Inc.	814,002
	Miscellaneous Manufacturing - 4.87%
9,120	Hasbro, Inc.	883,454
18,792	Movado Group, Inc.	455,706
		1,339,160
	Motor Vehicle and Parts Dealers - 2.31%
12,617	Penske Automotive Group, Inc.	634,635
	Other Direct Selling Establishments - 1.86%
8,485	Tupperware Brands Corp.	512,409
	Paper Manufacturing - 2.38%
7,073	Packaging Corp. of America	653,757
	Petroleum and Coal Products Manufacturing - 0.87%
3,517	Valero Energy Corp.	238,980
	Saw Blade and Handtool Manufacturing - 0.92%
1,983	Stanley Black & Decker, Inc.	252,139
	Telecommunications - 2.12%
13,964	AT&T, Inc.	583,556
	Transportation Equipment Manufacturing - 1.81%
4,410	United Technologies Corp.	496,346
	Utilities - 8.87%
34,729	CenterPoint Energy, Inc.	948,796

16,253	PPL Corp.	599,411
19,348	Public Service Enterprise Group, Inc.	889,621
		2,437,828

	TOTAL COMMON STOCKS (Cost $15,222,423)	15,791,931

	EXCHANGE-TRADED FUNDS - 21.97%
12,149	First Trust Enhanced Short Maturity ETF	728,697
9,796	iShares Agency Bond ETF	1,107,536
13,212	iShares U.S. Preferred Stock ETF	511,304
12,911	PowerShares Chinese Yuan Dim Sum Bond Portfolio ETF	287,268
24,207	PowerShares International Corporate Bond Portfolio ETF	598,639
29,454	SPDR Bloomberg Barclays International Corporate Bond ETF	918,670
22,027	SPDR Bloomberg Barclays Short Term Treasury ETF	663,674
13,382	Vanguard Intermediate-Term Government Bond ETF	861,266
5,048	WisdomTree Emerging Markets Corporate Bond Fund	361,588

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,032,774)	6,038,642

Principal
Amount	CORPORATE BONDS - 3.48%
	Ambulatory Health Care Services - 0.64%
	Laboratory Corp. of America Holdings
170,000	3.75%, 8/23/2022	175,956
	Machinery Manufacturing - 1.76%
	Kennametal, Inc.
490,000	2.65%, 11/01/2019	485,474
	Miscellaneous Manufacturing - 0.35%
	Zimmer Biomet Holdings, Inc.
90,000	4.625%, 11/30/2019	95,650
	Publishing Industries (except Internet) - 0.73%
	Thomson Reuters Corp.
193,000	3.95%, 9/30/2021	200,931

	TOTAL CORPORATE BONDS (Cost $957,507)	958,011

	U.S. TREASURY NOTES - 11.96%
1,800,000	1.50%, 1/31/2022	1,766,742
800,000	1.25%, 7/31/2023	757,906
800,000	1.375%, 9/30/2023	762,063
		3,286,711

	TOTAL U.S. TREASURY NOTES (Cost $3,285,165)	3,286,711

Shares	SHORT-TERM INVESTMENTS - 5.51%
1,513,478	Invesco STIT-Treasury Portfolio - Institutional Class, 0.41% (b)	1,513,478
	Total Short-Term Investments (Cost $1,513,478)	1,513,478

	TOTAL INVESTMENTS IN SECURITIES (Cost $27,011,347) - 100.37%	27,588,773
	Liabilities in Excess of Other Assets - (0.37)%	(102,743)
	NET ASSETS - 100.00%	$27,486,030

ADR -	American Depositary Receipt
ETF -	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2017.

WBI Tactical BP Fund
Schedule of Investments
February 28, 2017 (Unaudited)

Shares	COMMON STOCKS - 47.79%	Value
	Administrative and Support Services - 0.89%
15,638	Navient Corp.	$240,982
	Chemical Manufacturing - 6.69%
7,958	E. I. du Pont de Nemours & Co.	625,021
8,930	Kimberly-Clark Corp.	1,183,671
		1,808,692
	Computer and Electronic Product Manufacturing - 6.06%
4,654	Apple, Inc.	637,551
13,078	Texas Instruments, Inc.	1,002,036
		1,639,587
	Fabricated Metal Product Manufacturing - 3.05%
7,651	LCI Industries	824,013
	Insurance Carriers and Related Activities - 3.18%
3,594	Chubb Ltd. (a)	496,583
13,109	Zurich Insurance Group AG - ADR	362,660
		859,243
	Merchant Wholesalers, Durable Goods - 3.70%
6,742	Watsco, Inc.	999,636
	Miscellaneous Manufacturing - 2.55%
7,118	Hasbro, Inc.	689,521
	Motion Picture and Sound Recording - 1.01%
12,650	Regal Entertainment Group - Class A	272,987
	Motor Vehicle and Parts Dealers - 2.19%
11,759	Penske Automotive Group, Inc.	591,478
	Other Direct Selling Establishments - 1.23%
5,512	Tupperware Brands Corp.	332,870
	Pipeline Transportation - 0.97%
4,675	Targa Resources Corp.	264,138
	Tax Preparation Services - 2.58%
33,948	H&R Block, Inc.	697,971
	Telecommunications - 1.97%
12,770	AT&T, Inc.	533,658
	Transportation Equipment Manufacturing - 2.40%
5,763	United Technologies Corp.	648,626
	Utilities - 9.32%
13,374	CenterPoint Energy, Inc.	365,378
13,102	Hawaiian Electric Industries, Inc.	436,035
15,869	PPL Corp.	585,249
24,627	Public Service Enterprise Group, Inc.	1,132,348
		2,519,010

	TOTAL COMMON STOCKS (Cost $12,459,318)	12,922,412

	EXCHANGE-TRADED FUNDS - 47.32%
11,947	First Trust Enhanced Short Maturity ETF	716,581
23,626	Guggenheim BulletShares 2022 Corporate Bond ETF	498,390
9,618	iShares Agency Bond ETF	1,087,411
23,263	iShares iBoxx $ High Yield Corporate Bond Fund	2,053,891
12,971	iShares U.S. Preferred Stock ETF	501,978
12,273	PowerShares Chinese Yuan Dim Sum Bond Portfolio ETF	273,073
23,223	PowerShares International Corporate Bond Portfolio ETF	574,305
45,157	SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	1,546,176
28,733	SPDR Bloomberg Barclays International Corporate Bond ETF	896,182
72,246	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,033,002
21,558	SPDR Bloomberg Barclays Short Term Treasury ETF	649,543
18,499	Vanguard Intermediate-Term Corporate Bond ETF	1,602,383
5,065	WisdomTree Emerging Markets Corporate Bond Fund	362,806

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,647,077)	12,795,721

Shares	SHORT-TERM INVESTMENTS - 5.11%
1,380,261	Invesco STIT-Treasury Portfolio - Institutional Class, 0.41% (b)	1,380,261
	Total Short-Term Investments (Cost $1,380,261)	1,380,261

	TOTAL INVESTMENTS IN SECURITIES (Cost $26,486,656) - 100.22%	27,098,394
	Liabilities in Excess of Other Assets - (0.22)%	(60,325)
	NET ASSETS - 100.00%	$27,038,069

ADR -	American Depositary Receipt
ETF -	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2017.

WBI Tactical DI Fund
Schedule of Investments
February 28, 2017 (Unaudited)

Shares	COMMON STOCKS - 79.45%	Value
	Administrative and Support Services - 6.46%
2,143	Navient Corp.	$33,024
3,438	Randstad Holding NV - ADR	99,977
2,717	West Corp.	64,963
		197,964
	Advertising Agencies - 1.78%
2,267	Interpublic Group of Cos., Inc.	54,635
	Ambulatory Health Care Services - 1.43%
449	Quest Diagnostics, Inc.	43,751
	Chemical Manufacturing - 5.92%
847	E. I. du Pont de Nemours & Co.	66,523
1,662	Trinseo S.A. (a)	114,928
		181,451
	Computer and Electronic Product Manufacturing - 10.82%
1,028	Apple, Inc.	140,827
4,140	HP, Inc.	71,912
1,549	Texas Instruments, Inc.	118,684
		331,423
	Credit Intermediation and Related Activities - 4.00%
932	Ameriprise Financial, Inc.	122,558
	Fabricated Metal Product Manufacturing - 4.15%
309	Lincoln Electric Holdings, Inc.	26,021
653	Parker-Hannifin Corp.	101,110
		127,131
	Food Services and Drinking Places - 0.93%
176	Cracker Barrel Old Country Store, Inc.	28,334
	Insurance Carriers and Related Activities - 13.71%
443	Everest Re Group, Ltd. (a)	104,167
2,147	Hartford Financial Services Group, Inc.	104,967
1,184	Marsh & McLennan Cos., Inc.	87,000
1,013	Travelers Cos., Inc.	123,829
		419,963
	Investment Banking and Securities Dealing - 0.85%
882	Greenhill & Co, Inc.	26,063
	Merchant Wholesalers, Durable Goods - 3.84%
794	Watsco, Inc.	117,726
	Motion Picture and Sound Recording - 0.75%
1,069	Regal Entertainment Group - Class A	23,069
	Other Direct Selling Establishments - 1.59%
806	Tupperware Brands Corp.	48,674
	Paper Manufacturing - 4.50%
1,986	Greif, Inc. - Class A	113,261
267	Packaging Corp. of America	24,679
		137,940
	Petroleum and Coal Products Manufacturing - 2.78%
589	Marathon Petroleum Corp.	29,214
824	Valero Energy Corp.	55,991
		85,205

	Pipeline Transportation - 3.80%
2,058	Targa Resources Corp.	116,277
	Postal Service - 1.82%
1,631	Deutsche Post AG - ADR	55,911
	Tax Preparation Services - 2.47%
3,678	H&R Block, Inc.	75,620
	Transportation Equipment Manufacturing - 0.92%
251	United Technologies Corp.	28,250
	Utilities - 6.93%
1,859	Exelon Corp.	68,244
2,803	Hawaiian Electric Industries, Inc.	93,284
1,381	PPL Corp.	50,931
		212,459

	TOTAL COMMON STOCKS (Cost $2,270,718)	2,434,404

	EXCHANGE-TRADED FUNDS - 12.02%
2,537	iShares Emerging Markets High Yield Bond ETF	127,104
2,785	Vanguard Intermediate-Term Corporate Bond ETF	241,237

	TOTAL EXCHANGE-TRADED FUNDS (Cost $367,458)	368,341

	SHORT-TERM INVESTMENTS - 5.39%
165,186	Invesco STIT-Treasury Portfolio - Institutional Class, 0.41% (b)	165,186
	Total Short-Term Investments (Cost $165,186)	165,186

	TOTAL INVESTMENTS IN SECURITIES (Cost $2,803,362) - 96.86%	2,967,931
	Other Assets in Excess of Liabilities - 3.14%	96,224
	NET ASSETS - 100.00%	$3,064,155

ADR -	American Depositary Receipt
ETF -	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2017.

WBI Tactical DG Fund
Schedule of Investments
February 28, 2017 (Unaudited)

Shares	COMMON STOCKS - 85.73%	Value
	Administrative and Support Services - 1.91%
1,887	ManpowerGroup, Inc.	$183,115
5,178	Randstad Holding NV - ADR	150,576
		333,691
	Advertising Agencies - 3.94%
28,536	Interpublic Group of Cos., Inc.	687,718
	Building Material and Garden Equipment - 2.17%
2,619	Home Depot, Inc.	379,519
	Chemical Manufacturing - 4.48%
4,887	E. I. du Pont de Nemours & Co.	383,825
1,348	Kimberly-Clark Corp.	178,677
10,541	Orion Engineered Carbons S.A. (b)	219,253
		781,755
	Clothing and Clothing Accessories Stores - 2.88%
6,635	Foot Locker, Inc.	502,070
	Computer and Electronic Product Manufacturing - 10.15%
42,478	HP, Inc.	737,843
25,866	Infineon Technologies AG - ADR	460,156
3,934	Texas Instruments, Inc.	301,423
10,997	Tokyo Electron Ltd. - ADR (a)	272,396
		1,771,818
	Credit Intermediation and Related Activities - 1.08%
13,326	Huntington Bancshares, Inc.	188,430
	Insurance Carriers and Related Activities - 22.62%
8,579	Aflac, Inc.	620,691
5,303	Chubb Ltd. (b)	732,715
2,231	Everest Re Group, Ltd. (b)	524,597
4,640	FBL Financial Group, Inc. - Class A	317,144
3,948	Hartford Financial Services Group, Inc.	193,018
3,417	Reinsurance Group of America, Inc.	444,415
4,391	Travelers Cos., Inc.	536,756
3,491	UnitedHealth Group, Inc.	577,342
		3,946,678
	Merchant Wholesalers, Durable Goods - 2.72%
3,999	Hubbell, Inc.	474,361
	Merchant Wholesalers, Non-Durable Goods - 1.67%
2,207	Illinois Tool Works, Inc.	291,346
	Miscellaneous Manufacturing - 1.21%
8,682	Movado Group, Inc.	210,538
	Motion Picture and Sound Recording - 1.28%
10,315	Regal Entertainment Group - Class A	222,598
	Paper Manufacturing - 1.92%
3,629	Packaging Corp. of America	335,428
	Personal and Laundry Services - 1.01%
5,724	Service Corp. International	175,899
	Pipeline Transportation - 3.00%
9,258	Targa Resources Corp.	523,077
	Plastics and Rubber Products Manufacturing - 7.07%
18,258	Goodyear Tire & Rubber Co.	639,943

12,788	Sealed Air Corp.	594,386
		1,234,329
	Professional, Scientific, and Technical Services - 2.61%
12,723	Adecco Group AG - ADR	455,229
	Securities and Commodity Contracts Intermediation and Brokerage - 3.32%
12,691	Morgan Stanley	579,598
	Tax Preparation Services - 2.41%
20,463	H&R Block, Inc.	420,719
	Transportation Equipment Manufacturing - 8.28%
14,237	Allison Transmission Holdings, Inc.	512,247
12,628	Dana, Inc.	238,543
18,814	General Motors Co.	693,108
		1,443,898

	TOTAL COMMON STOCKS (Cost $14,125,932)	14,958,699

	EXCHANGE-TRADED FUNDS - 9.19%
11,285	iShares Emerging Markets High Yield Bond ETF	565,378
11,977	Vanguard Intermediate-Term Corporate Bond ETF	1,037,448

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,599,307)	1,602,826

	SHORT-TERM INVESTMENTS - 6.30%
1,098,903	Invesco STIT-Treasury Portfolio - Institutional Class, 0.41% (c)	1,098,903
	Total Short-Term Investments (Cost $1,098,903)	1,098,903

	TOTAL INVESTMENTS IN SECURITIES (Cost $16,824,142) - 101.22%	17,660,428
	Liabilities in Excess of Other Assets - (1.22)%	(213,077)
	NET ASSETS - 100.00%	$17,447,351

ADR -	American Depositary Receipt
ETF -	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of February 28, 2017.

WBI Funds
Notes to the Schedule of Investments
February 28, 2017 (Unaudited)

Note 1 – Securities Valuation

The WBI Tactical BA Fund, the WBI Tactical BP Fund, the WBI Tactical DG Fund, and the WBI Tactical DI Fund's (each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm, EST).

Equity securities including common stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. Government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be categorized in level 2 of the fair value hierarchy.

Exchange-traded options are valued using the composite pricing using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy. Investments in open-end mutual funds, included money market funds are categorized in level 1 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of February 28, 2017:

WBI Tactical BA Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks Finance and Insurance	$3,821,547	$-	$-	$3,821,547
Information	583,556	-	-	583,556
Management of Companies and Enterprises	655,409	-	-	655,409
Manufacturing	5,975,572	-	-	5,975,572
Professional, Scientific and Technical Services	869,382	-	-	869,382
Retail Trade	634,635	-	-	634,635
Utilities	2,437,828	-	-	2,437,828
Wholesale Trade	814,002	-	-	814,002
Total Common Stocks	15,791,931	-	-	15,791,931
Exchange-Traded Funds	6,038,642	-	-	6,038,642
Corporate Bonds
Finance and Insurance	-	200,931	-	200,931
Health Care and Social Assistance	-	175,956	-	175,956
Manufacturing	-	581,124	-	581,124
Total Corporate Bonds	-	958,011	-	958,011
U.S. Treasury Notes	-	3,286,711	-	3,286,711
Short-Term Investments	1,513,478	-	-	1,513,478
Total Investments in Securities	$23,344,051	$4,244,722	$-	$27,588,773

WBI Tactical BP Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$240,982	$-	$-	$240,982
Finance and Insurance	1,557,214	-	-	1,557,214
Information	806,645	-	-	806,645

Manufacturing	5,943,309	-	-	5,943,309
Retail Trade	591,478	-	-	591,478
Transportation and Warehousing	264,138	-	-	264,138
Utilities	2,519,010	-	-	2,519,010
Wholesale Trade	999,636	-	-	999,636
Total Common Stocks	12,922,412	-	-	12,922,412
Exchange-Traded Funds	12,795,721	-	-	12,795,721
Short-Term Investments	1,380,261	-	-	1,380,261
Total Investments in Securities	$27,098,394	$-	$-	$27,098,394

WBI Tactical DI Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$28,334	$-	$-	$28,334
Administrative Support and Waste Management	197,964	-	-	197,964
Finance and Insurance	644,204	-	-	644,204
Health Care and Social Assistance	43,751	-	-	43,751
Information	23,069	-	-	23,069
Manufacturing	940,074	-	-	940,074
Professional, Scientific, and Technical Services	54,635	-	-	54,635
Transportation and Warehousing	172,188	-	-	172,188
Utilities	212,459	-	-	212,459
Wholesale Trade	117,726	-	-	117,726
Total Common Stocks	2,434,404	-	-	2,434,404
Exchange-Traded Funds	368,341	-	-	368,341
Short-Term Investments	165,186	-	-	165,186
Total Investments in Securities	$2,967,931	$-	$-	$2,967,931

WBI Tactical DG Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$333,691	$-	$-	$333,691
Finance and Insurance	5,135,425	-	-	5,135,425
Information	222,598	-	-	222,598
Manufacturing	5,777,766	-	-	5,777,766
Other Services (except Public Administration)	175,899	-	-	175,899
Professional, Scientific, and Technical Services	1,142,947	-	-	1,142,947
Retail Trade	881,589	-	-	881,589
Transportation and Warehousing	523,077	-	-	523,077
Wholesale Trade	765,707	-	-	765,707
Total Common Stocks	14,958,699	-	-	14,958,699
Exchange-Traded Funds	1,602,826	-	-	1,602,826
Short-Term Investments	1,098,903	-	-	1,098,903
Total Investments in Securities	$17,660,428	$-	$-	$17,660,428

Refer to the Funds' Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at February 28, 2017, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended February 28, 2017.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Funds to minimal counterparty credit risk since they are exchange traded and the exchange's clearing house guarantees the options against default. The Funds may also purchase put options to provide protection against adverse price effects from changes in prices of securities. In addition, the Funds enter into written put options to hedge against changes in the value of purchased put options.

The Funds may utilize options for economic hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to economically hedge the Funds' investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund's overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund's investment objective and policies. When a call or put option is written, an amount equal to the premium received by the Fund is reflected as an asset and as an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transactions exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put minimum.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

No derivatives were held by the Funds during the period ended February 28, 2017.

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:

WBI Tactical BA Fund
Cost of investments	$27,011,347
Gross unrealized appreciation	$ 703,943
Gross unrealized depreciation	(126,517)
Net unrealized appreciation	$ 577,426

WBI Tactical BP Fund
Cost of investments	$26,486,656
Gross unrealized appreciation	$ 797,537
Gross unrealized depreciation	(185,799)
Net unrealized appreciation	$ 611,738

WBI Tactical DI Fund
Cost of investments	$ 2,803,362
Gross unrealized appreciation	$ 191,212
Gross unrealized depreciation	(26,643)
Net unrealized appreciation	$ 164,569

WBI Tactical DG Fund
Cost of investments	$16,824,142
Gross unrealized appreciation	$ 1,061,071
Gross unrealized depreciation	(224,785)
Net unrealized appreciation	$ 836,286

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds' previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date  4/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  4/24/2017

By (Signature and Title)*  /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date  4/24/2017

* Print the name and title of each signing officer under his or her signature.